Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	14.70%	16.75%
AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	10.38%	11.09%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	13.26%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	12.08%